Equity Transactions	12 Months Ended
Dec. 31, 2018
Equity Transactions
Equity Transactions

4. Equity Transactions

GasLog Partners' offerings

        On August 5, 2016, GasLog Partners completed a public offering of 2,750,000 common units at a public offering price of $19.50 per unit. The net proceeds from this offering after deducting underwriting discounts and other offering expenses, were $52,299.

        On January 27, 2017, GasLog Partners completed an equity offering of 3,750,000 common units at a public offering price of $20.50 per unit. In addition, the option to purchase additional units was partially exercised by the underwriter on February 24, 2017, resulting in 120,000 additional units being sold at the same price. The aggregate net proceeds from this offering, including the partial exercise by the underwriter of the option to purchase additional units, after deducting underwriting discounts and other offering expenses were $78,197.

        On May 15, 2017, GasLog Partners completed a public offering of 5,750,000 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the "Partnership's Series A Preference Units") (including 750,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Partnership's Series A Preference Units), liquidation preference $25.00 per unit, at a price to the public of $25.00 per preference unit. The net proceeds from the offering after deducting underwriting discounts, commissions and other offering expenses were $138,804. The Partnership's Series A Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR A". The initial distribution on the Partnership's Series A Preference Units was paid on September 15, 2017.

        On May 16, 2017, GasLog Partners commenced an "at-the-market" common equity offering programme ("ATM Programme"), under which the Partnership may, from time to time, raise equity through the issuance and sale of new common units having an aggregate offering value of up to $100,000 in accordance with the terms of an equity distribution agreement, entered into on the same date. Citigroup Global Markets Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Credit Suisse Securities (USA) LLC and Morgan Stanley & Co. LLC have agreed to act as sales agents. On November 3, 2017, the Partnership entered into the Amended and Restated Equity Distribution Agreement to increase the size of the ATM Programme to $144,040 and to include UBS Securities LLC as a sales agent.

        From establishment of the ATM Programme through December 31, 2017, GasLog Partners had issued and received payment for 2,737,405 common units at a weighted average price of $22.97 per common unit for total net proceeds, after deducting fees and other expenses, of $61,225.

        Additionally, on May 16, 2017, the subordination period on the subordinated units of GasLog Partners held by GasLog expired and consequently all 9,822,358 subordinated units of GasLog Partners converted into common units of GasLog Partners on a one-for-one basis and now participate pro rata with all other outstanding common units in distributions of available cash.

        On January 17, 2018, GasLog Partners completed a public offering of 4,600,000 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the "Partnership's Series B Preference Units"), including 600,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Partnership's Series B Preference Units, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $111,194. The Partnership's Series B Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR B".

        On April 3, 2018, GasLog Partners issued 33,998 common units in connection with the vesting of 16,999 Restricted Common Units ("RCUs") and 16,999 Performance Common Units ("PCUs") under its 2015 Long-Term Incentive Plan (the "GasLog Partners' Plan") at a price of $23.55 per unit. Subsequently, on April 26, 2018, in connection with the acquisition of GAS-fourteen Ltd., the entity that owns and charters the GasLog Gibraltar, GasLog Partners issued 1,858,975 common units to GasLog at a price of $24.21 per unit. On November 15, 2018, GasLog Partners completed a public offering of 4,000,000 8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the "Partnership's Series C Preference Units"), at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $96,307. The Partnership's Series C Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR C".

        Under the Partnership's ATM Programme, in the year ended December 31, 2018, GasLog Partners has issued and received payment for 2,553,899 common units at a weighted average price of $23.72 per common unit for total net proceeds, after deducting fees and other expenses, of $60,013.

        The balance of non-controlling interests as of December 31, 2017 and 2018 is as follows:

Non-controlling interests	2017	2018
As of January 1,	564,039	845,105
Net proceeds from the Partnership's equity offerings	278,226	267,514
Dividend declared and paid to non-controlling interests	(65,863)	(87,954)
Profit allocated to non-controlling interests	68,703	78,715

As of December 31,	845,105	1,103,380

        On November 27, 2018, the Partnership Agreement was amended to allow for the substitution of the existing incentive distribution rights (the "Old IDRs") with a new class of incentive distribution rights (the "New IDRs", together with the Old IDRs, the "IDRs") with revised rights to distributions. Pursuant to this amendment, the 48.0% tier of the New IDRs holders was removed, while the definition of the available cash from operating surplus for distribution to the New IDRs holders was revised to exclude any available cash from operating surplus generated from third-party (i.e., non-GasLog) acquisitions, as defined in the agreement. In exchange for the waiving of the aforementioned rights, the Partnership paid $25,000 to GasLog, holder of the Old IDRs.

        The following table illustrates the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions, in respect to such rights, until November 27, 2018:

	Marginal Percentage Interest in Distributions
Old IDRs	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875 up to $0.5625	75.0%	2.0%	23.0%
Thereafter	Above $0.5625	50.0%	2.0%	48.0%

        Effective November 27, 2018, the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions and excluding available cash from operating surplus derived from non-GasLog acquisitions was amended, in respect to such rights, as follows:

	Marginal Percentage Interest in Distributions
New IDRs	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Thereafter	Above $0.46875	75.0%	2.0%	23.0%

Allocation of GasLog Partners' profit(*)	2017	2018
Partnership's profit attributable to:
Common unitholders	76,347	75,879
Subordinated unitholders	5,085	—
General partner	1,728	1,602
IDRs	3,208	2,618
Paid and accrued preference equity distributions	7,749	22,498

Total	94,117	102,597

Partnership's profit allocated to GasLog	25,414	23,882
Partnership's profit allocated to non-controlling interests	68,703	78,715

Total	94,117	102,597

*

Excludes profits of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd., GAS-fourteen Ltd. and GAS-twenty seven Ltd. for the periods prior to their transfers to the Partnership on May 3, 2017, July 3, 2017, October 20, 2017, April 26, 2018 and November 14, 2018, respectively.

        Dividends declared attributable to non-controlling interests included in the consolidated statement of changes in equity represent cash distributions to holders of common and preference units.

        In the year ended December 31, 2018, the board of directors of the Partnership approved and declared cash distributions of $66,964 and of $20,990 for the common units and preference units, respectively, held by non-controlling interests.